Accounts and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of Accounts and Other Receivables	Accounts and other receivables as of December 31, 2021 and 2020 are as follows:

	December 31, 2021		December 31, 2020
	(In millions of Korean won)
Accounts receivables
Non-related party	₩	48,050	₩	57,793
Related party	5,254		2,547
Less : Loss allowance	(689)		(579)
Accounts receivables, net	₩	52,615	₩	59,761

	December 31, 2021		December 31, 2020
	(In millions of Korean won)
Other receivables
Non-related party	₩	1,085	₩	13
Related party	—		—
Less: Loss allowance	(5)		(5)
Other receivables, net	₩	1,080	₩	8

Summary of Changes in Loss Allowance of Accounts and Other Receivables	Changes in the loss allowance of accounts and other receivables during the years ended December 31, 2021, 2020 and 2019 are as follows:

	2021	2020	2019
	(In millions of Korean won)
Accounts receivables
Beginning balance	₩ 579	₩ 165	₩ 22
Bad debt expenses	933	712	281
Reversal of allowance for doubtful accounts	(132)	(50)	—
Write-off	(691)	(248)	(138)
Ending balance	₩ 689	₩ 579	₩ 165

	2021	2020	2019
	(In millions of Korean won)
Other receivables
Beginning balance	₩ 5	₩ 4	₩ 84
Bad debt expenses	—	1	—
Reversal of allowance for doubtful accounts	—	—	(34)
Write-off	—	—	(46)
Ending balance	₩ 5	₩ 5	₩ 4

Summary of ECLs and Credit Risk Exposures for Accounts and Other Receivables	Expected credit losses (ECLs) and credit risk exposures for accounts and other receivables as of December 31, 2021 and 2020 are as follows:
① Accounts receivables

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 52,173	₩ 64
More than 90 days ~ Less than 180 days	0.1%	438	—
More than 180 days ~ Less than 270 days	73.2%	243	178
More than 270 days ~ Less than 1 year	98.8%	237	234
More than 1 year	100.0%	213	213
Total		₩ 53,304	₩ 689

As of December 31, 2020	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	0.1%	₩ 57,661	₩ 54
More than 90 days ~ Less than 180 days	5.0%	2,138	107
More than 180 days ~ Less than 270 days	55.3%	276	153
More than 270 days ~ Less than 1 year	99.9%	79	79
More than 1 year	100.0%	186	186
Total		₩ 60,340	₩ 579
② Other receivables

As of December 31, 2021	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 1,080	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 1,085	₩ 5

As of December 31, 2020	Expected loss rate	Carrying amount	Loss allowance
		(In millions of Korean won)
Not due or overdue less than 90 days	—%	₩ 8	₩ —
More than 90 days ~ Less than 180 days	—%	—	—
More than 180 days ~ Less than 270 days	—%	—	—
More than 270 days ~ Less than 1 year	—%	—	—
More than 1 year	100%	5	5
Total		₩ 13	₩ 5